Investment in equity method investee (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Investments, All Other Investments [Abstract]
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee	$ 199,309
Investment Owned, Balance, Principal Amount			$ 0